Royalty Contracts (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Major Royalty Agreement One [Member] | Customer A [Member] | Revenues [Member]
Concentration of risk, percentage		33.00%
Major Royalty Agreement One [Member] | Customer A [Member] | Royalty Receivables [Member]
Concentration of risk, percentage		40.00%
Major Royalty Agreement One [Member] | Customer B [Member] | Revenues [Member]
Concentration of risk, percentage		50.00%
Major Royalty Agreement One [Member] | Customer B [Member] | Royalty Receivables [Member]
Concentration of risk, percentage		35.00%
Major Royalty Agreement Two [Member] | Customer A [Member] | Revenues [Member]
Concentration of risk, percentage	50.00%
Major Royalty Agreement Two [Member] | Customer A [Member] | Royalty Receivables [Member]
Concentration of risk, percentage	50.00%
Major Royalty Agreement Two [Member] | Customer B [Member] | Revenues [Member]
Concentration of risk, percentage	30.00%
Major Royalty Agreement Two [Member] | Customer B [Member] | Royalty Receivables [Member]
Concentration of risk, percentage	30.00%
Advanced Interactive Gaming, Inc. [Member]
Royalty revenues	$ 334,394	$ 249,221